FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS

5. FINANCIAL INSTRUMENTS

The financial instruments comprise three key management insurance policies. The fair value of the key management insurance policies is determined by reference to the cash surrender value of the insurance policies at the end of each of the reporting period, which is primarily based on the performance of the underlying investment portfolio together with the guaranteed minimum returns of 1.5% to 2.0% per annum. The fair value measurement of the key management insurance contract has been categorized as a Level 3 fair value based on the inputs to the valuation technique used and is positively correlated to the cash surrender value that is valued by the policy underwriter at the end of each reporting period. There is no change in both valuation approach and valuation technique. The financial instruments are pledged with a bank to secure bank loans (see Note 8).

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair value:

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	USD’000
Balance at beginning of the year/period	506	764	590
Additions	274	-	-
Change in fair value recognized in profit or loss	(16)	-	-
Balance at end of the year/period	764	764	590